SECTION 16(a) BENEFICIAL OWNERSHIP REPORTING
COMPLIANCE

Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, as applied to the Fund, requires the Fund's officers and directors, certain officers and directors of the investment advisers, affiliates of the investment advisers and persons who own more than ten percent of a registered class of the Fund's equity securities, to file reports of ownership and changes in ownership with the Commission and the NYSE.

Based solely upon the Fund's review of the copies of such forms filed on EDGAR or written representations from the trustees and officers of the Fund and the filings by the beneficial holders of greater than 10% of a Fund's shares, to the knowledge of the Fund, for the fiscal year ended October 31, 2010, the filings required by the Exchange Act were made on a timely basis, except that Craig MacDonald and Archie Struthers each filed a late Form 3 filing following their respective appointments as directors of the fund's sub-adviser, and Michelle Lopez filed a late Form 3 filing following her appointment as a director of the fund's investment adviser.